Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net earnings	$ 73,646	$ 113,295	$ 123,908
Adjustments to arrive at net cash provided by operating activities:
Depreciation and amortization	51,456	52,016	48,352
Share-based compensation	6,265	8,430	10,086
Loss (gain) on assets	70,745	695	(869)
Deferred income taxes	(16,780)	(6,178)	2,916
Changes in operating assets and liabilities:
Trade accounts receivable	(10,582)	3,466	(15,158)
Inventories	64	(30,217)	(23,125)
Prepaid expenses and other assets	6,479	616	(9,405)
Accounts payable and other accrued expenses	6,745	3,606	225
Accrued salaries, wages and withholdings from employees	(365)	5,384	(1,209)
Income taxes	7,047	(100)	(1,689)
Other liabilities	(5,532)	2,540	5,334
Net cash provided by operating activities	189,188	153,553	139,366
Cash Flows from Investing Activities
Acquisition of property, plant and equipment	(79,398)	(104,246)	(103,806)
Proceeds from sale of assets	1,029	6,225	1,364
Other investing activities	(780)	(208)	(242)
Net cash used in investing activities	(79,149)	(98,229)	(102,684)
Cash Flows from Financing Activities
Proceeds from additional borrowings	213,985	194,973	73,903
Debt payments	(128,186)	(198,686)	(58,052)
Purchase of treasury stock	(137,192)	0	(23,154)
Dividends paid	(47,893)	(45,513)	(43,426)
Proceeds from options exercised and other equity transactions	733	1,007	1,957
Net cash used in financing activities	(98,553)	(48,219)	(48,772)
Effect of exchange rate changes on cash and cash equivalents	(10,993)	(2,331)	4,297
Net increase (decrease) in cash and cash equivalents	493	4,774	(7,793)
Cash and cash equivalents at beginning of period	19,836	15,062	22,855
Cash and cash equivalents at end of period	20,329	19,836	15,062
Cash paid during the year for:
Interest	16,158	16,168	16,897
Income taxes	42,335	47,436	53,492
Capitalized interest	$ 1,449	$ 1,875	$ 1,601